Annual Total Returns - FIMMFunds-Class3ComboPRO - FIMMFunds-Class3ComboPRO - Fidelity Investments Money Market Government Portfolio - Fidelity Investments Money Market Government Portfolio - Class III	May 30, 2024
Bar Chart Table:
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.02%
Annual Return 2017	0.50%
Annual Return 2018	1.47%
Annual Return 2019	1.83%
Annual Return 2020	0.26%
Annual Return 2021	0.01%
Annual Return 2022	1.29%
Annual Return 2023	4.77%